Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI) (Tables)	12 Months Ended
Dec. 31, 2014
Changes in AOCI by component

Changes in AOCI, net of tax, by component consist of the following:

	Year ended December 31, 2014
	Net unrealized gain (losses) on securities	OTTI gains (losses) in OCI	Total AOCI
Beginning balance	$10,347	—	10,347
OCI before reclassifications	6,280	74	6,354
Amounts reclassified from AOCI	29	(74)	(45)

Net OCI	6,309	—	6,309

Ending balance	$16,656	—	16,656

	Year ended December 31, 2013
	Net unrealized gain (losses) on securities	OTTI gains (losses) in OCI	Total AOCI
Beginning balance	$34,045	—	34,045
OCI before reclassifications	(23,023)	(157)	(23,180)
Amounts reclassified from AOCI	(675)	157	(518)

Net OCI	(23,698)	—	(23,698)

Ending balance	$10,347	—	10,347

Reclassifications from AOCI

Reclassifications from AOCI, net of tax, consist of the following:

	Amount reclassified from AOCI		Affected line item
	December 31,		in the
AOCI	2014	2013	Statements of Operations
Net unrealized (loss) gain on securities:
Available-for-sale securities	$(44)	1,038	Realized investment gains, net
	(15)	363	Income tax (benefit) expense

	(29)	675	Net (loss) income

OTTI gains in OCI:
Other than temporary impairments	115	(241)	Realized investment gains, net
	41	(84)	Income tax (benefit) expense

	74	(157)	Net (loss) income

Total amounts reclassified from AOCI	$45	518	Total net (loss) income